Gains or Losses Recognized in Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Change in fair value of annuity and life embedded derivatives	$ (4,962,770)	$ (275,808)	$ (588,595)
Premiums and policy fees, net	1,605,227	1,407,279	1,449,591
Change in fair value of assets and liabilities	(816,610)	(576,255)	(893,943)
Policyholder benefits, net of recoveries	361,285	472,611	531,615
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	3,966,500	(40,986)	(501,036)
Not Designated as Hedging Instrument | MVLO
Derivatives, Fair Value [Line Items]
Change in fair value of annuity and life embedded derivatives	(5,175,605)	(386,709)	212,758
Premiums and policy fees, net	9,911	(398,942)	79,951
Policyholder benefits, net of recoveries	169,749	139,481	115,737
Not Designated as Hedging Instrument | Future
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	2,362,617	(287,724)	(423,134)
Not Designated as Hedging Instrument | Exchange Traded Options
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	54,103	13,055	291
Not Designated as Hedging Instrument | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	127,777	87,380	279,158
Not Designated as Hedging Instrument | Credit Default Swaps [Member]
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	2,074	4,689	(2,220)
Not Designated as Hedging Instrument | Total Return Swap
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	48,228	(37,143)	4,093
Not Designated as Hedging Instrument | TBA Securities
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	4,078	(2,837)	330
Not Designated as Hedging Instrument | Stock Appreciation Rights (SARs)
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	100	(54)	630
Not Designated as Hedging Instrument | Other Embedded Derivative Financial Instruments
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	(8,120)	(1,234)	1,235
Not Designated as Hedging Instrument | Guaranteed Minimum Withdrawal Benefit
Derivatives, Fair Value [Line Items]
Change in fair value of annuity and life embedded derivatives	151,177	14,235	(679,259)
Not Designated as Hedging Instrument | Guaranteed Minimum Accumulation Benefit
Derivatives, Fair Value [Line Items]
Change in fair value of annuity and life embedded derivatives	61,658	96,666	(122,094)
Not Designated as Hedging Instrument | Over the Counter
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	$ 1,375,643	$ 182,882	$ (361,419)